Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related Party and Parties-in-Interest Transactions
Plan investments include mutual funds and common collective trusts, which are managed by Fidelity Management Trust Company. Fidelity Management Trust Company is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions.

The Company, as Plan administrator and sponsor, is a party-in-interest to the Plan. For the years ended December 31, 2025 and December 31, 2024, the Plan held 79,316 and 89,262 shares, respectively, of Compass Minerals common stock with market values of $1,557,758 and $1,004,200, respectively. During the years ended December 31, 2025 and December 31, 2024, the Plan purchased $102,812 and $387,250, respectively, of Compass Minerals common stock and sold $319,722 and $224,612, respectively, of Compass Minerals common stock. The Company declared and paid dividends of $0.00 and $0.15 per share on Compass Minerals common stock during the years ended December 31, 2025 and December 31, 2024, respectively.